Note 18 - Segmented Information (Tables)	12 Months Ended
Nov. 30, 2013
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	November 30, 2013	November 30, 2012	November 30, 2011
	$	$	$

Revenue
United States	1,527,474	107,091	501,814
	1,527,474	107,091	501,814

Total assets
Canada	4,379,501	2,474,878	6,247,228

Total property and equipment
Canada	1,231,309	1,535,703	951,914